Non-Current Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Non-Current Provisions

Note 12: Non-Current Provisions

	December 31,
	2016	2017	2018
Pension retirement obligations	853	1,260	1,536

Total	853	1,260	1,536

Commitments for Compensation Payable to Employees Upon Their Retirement

Amounts in thousands of Euros
As of January 1, 2016	(490)
Costs of services rendered (operating expense)	(104)
Interest expense (financial expense)	(10)
Benefit paid	—
Actuarial losses	(249)

As of December 31, 2016	(853)

Costs of services rendered (operating expense)	(219)
Interest expense (financial expense)	(11)
Benefit paid	—
Actuarial losses	(177)

As of December 31, 2017	(1,260)

Costs of services rendered (operating expense)	(412)
Interest expense (financial expense)	(24)
Benefit paid	141
Actuarial losses	19

As of December 31, 2018	(1,536)

As part of the estimation of the retirement commitments, the following assumptions were used for all categories of employees:

	December 31,
	2016	2017	2018
% social security contributions	50.0%	50.0%	50.0%
Salary increases	2.0%	2.0%	2.0%
Discount rate	1.31%	1.30%	1.57%

Assumptions for the years ended December 31, 2016:

•	Retirement age: 65 years old;

•	Terms of retirement: voluntary retirement;

•	Life table: INSEE 2010;

•	Collective agreement: Convention Collective Nationale de l’Industrie Pharmaceutique (National Collective Agreement in the Pharmaceutical Industry);

•	Turn-over of the personnel declining with age.

Assumptions for the years ended December 31, 2017 and 2018:

•	Retirement age: 65 years old;

•	Terms of retirement: voluntary retirement;

•	Life table: TGH05-TGF05;

•	Collective agreement: Convention Collective Nationale de l’Industrie Pharmaceutique (National Collective Agreement in the Pharmaceutical Industry);

•	Turn-over of the personnel declining with age.

The discount rates come from the corporate AA zero coupon yield curve.

No employee has retired during the last three fiscal years presented.